RELATED PARTY TRANSACTIONS (Narrative) (Details)		1 Months Ended		11 Months Ended		12 Months Ended
	Jun. 06, 2009 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Nov. 30, 2002 USD ($)	Nov. 30, 2002 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Non executive directors fees						$ 1,800,000	$ 1,946,000	$ 1,596,000
share-based compensation benefits						663,000	1,114,000
Adjustment for share-based compensation benefits						928,000	1,414,000	$ 1,550,000
Remaining amount of loan						1,042,000	1,042,000
JRJ [Member]
Disclosure of transactions between related parties [line items]
Term of lease				25 Years	25 Years
Annual rent payable				$ 432,000
JRJ [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €					€ 381,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		$ 892,000
Mr. O'Caoimh and Dr Walsh [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable | €			€ 787,000
Rate of rent per squre foot | €			€ 17.94
Director [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees						400,000	400,000
share-based compensation benefits						156,000	181,000
Adjustment for share-based compensation benefits						$ 92,000	$ 174,000
Rayville Limited [Member]
Disclosure of transactions between related parties [line items]
Payment of dividend	$ 2,830,000
Compensation expense	$ 1,788,000